SCHEDULE OF INVENTORY (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 202,381	$ 1,533,784
Work in progress	1,245,274	1,135,852
Product	30,614
Stored item	9,224	17,456
Write-off of inventory	(1,487,493)
Total		$ 2,687,092